SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options October 2, 2024 (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of fair value assumptions, options October 2, 2024
October 2, 2024
Expected life	2 years
Risk-free interest rate	2.98%
Expected dividend yield	Nil
Expected share price volatility	328%
Fair Value at the date of grant	$0.04